INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares shares in Thousands	Sep. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Par value per share (in dollars per share)	$ 0.02	$ 0.02
Number of shares issued (in shares)	553,199	547,755
Number of shares outstanding (in shares)	553,199	547,755